Share-based payments (Schedule of Stock Option Activities) (Details) (Employee Stock Option [Member])	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Award Date One [Member] USD ($)	Dec. 31, 2012 Award Date Two [Member] USD ($)
Number of options
Outstanding, beginning balance	2,770,000	3,220,000
Grants			3,420,000					2,390,000	830,000
Forfeiture	(80,000)	(450,000)
Outstanding, ending balance	2,690,000	2,770,000	3,220,000
Exercisable	2,307,500
Weighted-average exercise price per share
Outstanding, beginning balance	$ 0.040	$ 0.040
Grants								$ 0.039	$ 0.048
Forfeiture	$ 0.048	$ 0.048
Outstanding, ending balance	$ 0.040	$ 0.040	$ 0.040
Exercisable	$ 0.040
Weighted-average grant date fair value per share of share option
Outstanding, beginning balance	$ 0.162	$ 0.162
Grants			$ 0.162
Outstanding, ending balance	$ 0.162	$ 0.162	$ 0.162
Exercisable	$ 0.162
Weighted-average grant date fair value per share
Outstanding, ending balance	$ 0.198	$ 0.198	$ 0.198				$ 0.198
Exercisable	$ 0.198
Weighted-average remaining contractual term
Outstanding	6 years 8 months 8 days	7 years 8 months 8 days	8 years 8 months 8 days
Exercisable	6 years 8 months 8 days
Aggregate intrinsic value
Outstanding, ending balance	$ 11,378,700	$ 2,837,856	$ 879,800	69,626,000	17,302,000	5,530,000
Exercisable	$ 9,760,725			59,726,000